Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated September 27, 2017

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017 and August 18, 2017 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Change for Large Cap Core Stock Portfolio

In connection with the replacement of Fayez Sarofim & Co. by Wellington Management Company LLP (“Wellington Management”) as sub-adviser to the Fund’s Large Cap Core Stock Portfolio (the “Portfolio”) effective on or about October 27, 2017, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective October 27, 2017:

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For this purpose, large capitalization equity investments are those whose market capitalizations are above $5 billion at the time of purchase.

In managing the Portfolio, the adviser allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices.

In analyzing a prospective investment for the Portfolio, the adviser utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Portfolio’s sector exposures generally conform with the sector weights present in the Portfolio’s benchmark index and as a result, in combination with the Portfolio’s reliance on fundamental company analysis, and based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.

The Portfolio invests primarily in U.S. common stocks. Up to 20% of the Portfolio’s net assets may be invested in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio may sell a security for a variety of reasons, including a significant adverse change in the company’s business fundamentals, if the company has become significantly overvalued in terms of earnings, assets or growth prospects, or more attractive alternatives exist.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following sentence as the third sentence of the first paragraph:

“Prior to October 27, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section of the Portfolio’s Summary is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: Wellington Management Company LLP (Wellington Management)

Portfolio Managers: Mark D. Mandel, CFA and Director of Global Industry Research, joined Wellington Management in 1995 and has co-managed the Portfolio since October 2017.

Jonathan G. White, CFA and Director of Research Portfolios, joined Wellington Management in 1999 and has co-managed the Portfolio since October 2017.”

The paragraph relating to Fayez Sarofim & Co. under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is deleted.

The following paragraph is revised about Wellington Management under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers:”

“Wellington Management Company LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, has served as sub-adviser to the Small Cap Growth Stock Portfolio since July 2013 and the Large Cap Core Stock and Mid Cap Growth Stock Portfolios since October 2017. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP.”

The following text replaces the information under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Core Stock Portfolio:”

“Mark D. Mandel, CFA and Director of Global Industry Research of Wellington Management, has co-managed the Portfolio since October 2017. He joined Wellington Management in 1995 and was named to his current role in 2002.

Jonathan G. White, CFA and Director of Research Portfolios, of Wellington Management has co-managed the Portfolio since October 2017. He joined Wellington Management in 1999 and has been in his current role since 2013. Prior to his current position, he was manager of equity portfolio coordination for the firm.”

Sub-Adviser Change for Mid Cap Growth Stock Portfolio

In connection with the replacement of William Blair Investment Management, LLC by Wellington Management Company LLP (“Wellington Management”) as sub-adviser to the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”) effective on or about October 27, 2017, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective October 27, 2017:

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of June 30, 2017, this range was approximately $1.2 billion to $47.2 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Portfolio.

The Portfolio invests primarily in common stocks of mid cap companies selected on the basis of their potential for capital appreciation. The Portfolio focuses on companies that are determined to be of high quality. The key characteristics of high quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.

The Portfolio invests primarily in U.S. common stocks. The Portfolio may also invest up to 20% of net assets in American Depositary Receipts (ADRs) and other securities of foreign issuers, including non-U.S. dollar denominated securities.

The Portfolio typically trims positions as valuation appears incrementally less attractive, and may sell a stock when the adviser’s investment thesis is no longer valid, typically due to an erosion of company fundamentals relative to expectations or when valuation is no longer attractive. The Portfolio may, but is not required to, exit a position if the company’s capitalization grows beyond the mid cap range.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended by adding the following “Foreign Currency Risk” factor:

“▪ Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following sentence as the third sentence of the first paragraph:

“Prior to October 27, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section of the Portfolio’s Summary is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: Wellington Management Company LLP (Wellington Management)

Portfolio Managers: Philip W. Ruedi, CFA, Senior Managing Director and Equity Portfolio Manager, joined Wellington Management in 2004 and has co-managed the Portfolio since October 2017.

Mark Whitaker, CFA, Senior Managing Director and Equity Portfolio Manager, joined Wellington Management in 2004 and has co-managed the Portfolio since October 2017.”

The paragraph relating to William Blair Investment Management, LLC under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is deleted.

The following text replaces the information under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Core Stock Portfolio:”

“Philip W. Ruedi, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has co-managed the Portfolio since October 2017. He joined Wellington Management in 2004 and has been in his current role since 2011.

Mark Whitaker, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management has co-managed the Portfolio since October 2017. He joined Wellington Management in 2004 and has been in his current role since 2011.”

Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers

Effective August 15, 2017, the Board of Directors of the Fund approved amended and restated investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (i) American Century Investment Management, Inc. (“American Century”) with respect to the Mid Cap Value, Large Company Value and the Inflation Protection Portfolios; (ii) Delaware Investments Fund Advisers (“Delaware Investments”) with respect to the Domestic Equity Portfolio; (iii) Federated Investment Management Company (“Federated”) with respect to the High Yield Bond Portfolio and (iv) Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Focused Appreciation Portfolio. In approving the foregoing amended and restated investment sub-advisory agreements (the “Amended Agreements”), the Fund relied on an Exemptive Order issued by the

Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreements, which conform the existing agreements with American Century, Delaware Investments, Federated, and Loomis Sayles to Mason Street Advisors’ current form of Investment Sub-Advisory Agreement, include updated provisions reflecting developments in the investment management industry and memorializing certain business practices in place between Mason Street Advisors and its sub-advisers. The Amended Agreements include certain reporting and monitoring obligations applicable to investments in commodity interests, particularly involving derivatives transactions. The Amended Agreements also set forth the sub-advisers’ responsibilities regarding the establishment and implementation of a reasonably-designed cybersecurity program and associated policies. Except for certain modifications to the fee schedules applicable to the Large Company Value Portfolio managed by American Century and the Domestic Equity Portfolio managed by Delaware Investments, the Amended Agreements did not include any changes to fees.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Supplement Dated September 27, 2017

to the

Summary Prospectus for the Large Cap Core Stock Portfolio Dated May 1, 2017

The following information supplements the Summary Prospectus for the Large Cap Core Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2017 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about October 27, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Fayez Sarofim & Co. as the sub-adviser for the Fund’s Large Cap Core Stock Portfolio (the “Portfolio”). Wellington Management will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on August 15, 2017. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 27, 2017 as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For this purpose, large capitalization equity investments are those whose market capitalizations are above $5 billion at the time of purchase.

In managing the Portfolio, the adviser allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices.

In analyzing a prospective investment for the Portfolio, the adviser utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Portfolio’s sector exposures generally conform with the sector weights present in the Portfolio’s benchmark index and as a result, in combination with the Portfolio’s reliance on fundamental company analysis, and based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.

The Portfolio invests primarily in U.S. common stocks. Up to 20% of the Portfolio’s net assets may be invested in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio may sell a security for a variety of reasons, including a significant adverse change in the company’s business fundamentals, if the company has become significantly overvalued in terms of earnings, assets or growth prospects, or more attractive alternatives exist.”

The “PERFORMANCE” section is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to October 27, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: Wellington Management Company LLP (Wellington Management)

Portfolio Managers: Mark D. Mandel, CFA and Director of Global Industry Research, joined Wellington Management in 1995 and has co-managed the Portfolio since October 2017.

Jonathan G. White, CFA and Director of Research Portfolios, joined Wellington Management in 1999 and has co-managed the Portfolio since October 2017.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Supplement Dated September 27, 2017

to the

Summary Prospectus for the Mid Cap Growth Stock Portfolio Dated May 1, 2017

The following information supplements the Summary Prospectus for the Mid Cap Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2017 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about October 27, 2017, Wellington Management Company LLP (“Wellington Management”) will replace William Blair Investment Management, LLC as the sub-adviser for the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”). Wellington Management will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on August 15, 2017. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 27, 2017 as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of June 30, 2017, this range was approximately $1.2 billion to $47.2 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Portfolio.

The Portfolio invests primarily in common stocks of mid cap companies selected on the basis of their potential for capital appreciation. The Portfolio focuses on companies that are determined to be of high quality. The key characteristics of high quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.

The Portfolio invests primarily in U.S. common stocks. The Portfolio may also invest up to 20% of net assets in American Depositary Receipts (ADRs) and other securities of foreign issuers, including non-U.S. dollar denominated securities.

The Portfolio typically trims positions as valuation appears incrementally less attractive, and may sell a stock when the adviser’s investment thesis is no longer valid, typically due to an erosion of company fundamentals relative to expectations or when valuation is no longer attractive. The Portfolio may, but is not required to, exit a position if the company’s capitalization grows beyond the mid cap range.”

The “PRINCIPAL RISKS” section is amended by adding the following “Foreign Currency Risk” factor:

“▪ Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.”

The “PERFORMANCE” section is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to October 27, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: Wellington Management Company LLP (Wellington Management)

Portfolio Managers: Philip W. Ruedi, CFA, Senior Managing Director and Equity Portfolio Manager, joined Wellington Management in 2004 and has co-managed the Portfolio since October 2017.

Mark Whitaker, CFA, Senior Managing Director and Equity Portfolio Manager, joined Wellington Management in 2004 and has co-managed the Portfolio since October 2017.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.